Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				6 Months Ended
	Jun. 02, 2026	Jan. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Shareholders’ Equity [Line Items]
Voting rights						one
Net proceeds received						$ 26,122	$ 37,431
Number of shares available for grant						13,069,670
Unrecognized compensation costs						$ 13,949
Weighted average period						2 years 6 months
Number of warrant outstanding			3,237,000			3,237,000
Proceeds from issuance of Ordinary shares, net						$ 26,122	36,756
Gross proceeds from issuance of ordinary shares						$ 26,122	36,756
Trading day volume weighted average price						30 days
Percentage of ordinary share premium						25.00%
Compensation expense						$ 6,700	5,331
Common Stock, Shares, Issued			88,009,737			92,332,873
Private Placement [Member]
Shareholders’ Equity [Line Items]
Proceeds from issuance of private placement						$ 20,000
Share Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Issuance of shares					14,110,121
Purchase price of per share					$ 2.612
Net proceeds received					$ 36,756
Trading day volume weighted average price	30 days
Common Stock, Shares, Issued	1,668,057
Construction of Hudson NH Facility [Member]
Shareholders’ Equity [Line Items]
Total compensation cost					$ 100
Number of shares issued for services				226,202
Increase to additional paid in capital in exchange for services				$ 675
Common stock, par value
Oramed [Member]
Shareholders’ Equity [Line Items]
Total compensation cost							$ 2,780
Number of warrant to purchase				2,390,000			2,390,000
Warrants exercise price				$ 3.474			$ 3.474
Compensation expense						$ 481	$ 42
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issuance of shares						3,111,059	14,336,323
Purchase price of per share	$ 11.99
Net proceeds received
Percentage of ordinary share premium	25.00%
Purchase ordinary shares amount	$ 5,000
Ordinary Shares [Member] | Share Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Issuance of shares		1,443,002	2,255,156
Purchase price of per share		$ 6.93	$ 3.88
Proceeds from issuance of Ordinary shares, net		$ 10,000	$ 8,740
Common stock, par value
Gross proceeds from issuance of ordinary shares		$ 10,000	$ 8,740
Ordinary Shares [Member] | Oramed [Member]
Shareholders’ Equity [Line Items]
Warrants exercise price				$ 3.9			$ 3.9
Number of warrant outstanding				847,000			847,000
2021 Share Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Number of shares available for grant						27,315,022
Vesting period						4 years
Expiry period						10 years